Debt - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Sep. 25, 2017 EUR (€)
Debt Instrument [Line Items]
Borrowings under revolving credit facility				$ 2,750,000,000
Revolving credit facility maturity date	Jun. 22, 2022
Interest paid in cash	$ 88,000,000	$ 99,000,000
Operating lease expense	$ 344,000,000	$ 314,000,000
One Point Nine Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, face amount | €			€ 550,000,000
Interest rate			1.90%	1.90%
Asian Tranche [Member]
Debt Instrument [Line Items]
Line of credit facility fully transferable amount				$ 200,000,000
Mexican Tranche [Member]
Debt Instrument [Line Items]
Line of credit facility fully transferable amount				$ 100,000,000
One Point Five Zero Zero Senior Notes [Member]
Debt Instrument [Line Items]
Senior Notes, issued date	Sep. 25, 2017
Senior Notes, face amount | €			€ 600,000,000		€ 600,000,000
Interest rate			1.50%	1.50%	1.50%
Senior Notes, maturity date	Sep. 25, 2027
Senior Notes, interest payable term	Interest is payable on September 25th of each year.